Employee Benefits - Amounts Recognized in Relation to Net Defined Benefit Liabilities in Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	₩ 2,117,829	₩ 1,826,907
Fair value of plan assets	(1,997,717)	(1,714,166)
Present value of non-funded obligations	19,332	16,228
Net defined benefit liabilities	₩ 139,444	₩ 128,969